Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Basic earnings per share
Net income	$ 16,050	$ 11,437
Dividends on preferred shares and distributions on other equity instruments	(260)	(274)
Net income attributable to non-controlling interests	(12)	(5)
Net income available to common shareholders	$ 15,781	$ 11,164
Weighted average number of common shares (in thousands)	1,424,343	1,423,915
Basic earnings per share (in dollars)	$ 11.08	$ 7.84
Diluted earnings per share
Net income available to common shareholders	$ 15,781	$ 11,164
Dilutive impact of exchangeable shares		13
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 15,781	$ 11,177
Weighted average number of common shares (in thousands)	1,424,343	1,423,915
Stock options	1,737	1,054
Issuable under other share-based compensation plans	655	755
Exchangeable shares		3,046
Average number of diluted common shares (in thousands)	1,426,735	1,428,770
Diluted earnings per share (in dollars)	$ 11.06	$ 7.82
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 16,038	$ 11,432
Dividends on preferred shares and distributions on other equity instruments	$ (257)	$ (268)